Schedule I, Condensed Financial Statements, of condensed other comprehensive income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income statement [Abstract]
Profit/(loss) for the year	$ 55,269	$ (104,887)	$ 1,667
Items that may be subject to transfer to income statement [Abstract]
Change in fair value of cash flow hedges	(40,220)	(28,535)	(37,480)
Net income/(expenses) recognized directly in equity	(91,653)	97,815	(47,075)
Cash flow hedges	67,519	70,953	72,774
Transfer to income statement	50,639	53,215	54,580
Other comprehensive income/(loss)	(41,014)	151,030	7,505
Total comprehensive income/(loss) for the year	14,255	46,143	9,172
Parent Company [Member]
Other comprehensive income statement [Abstract]
Profit/(loss) for the year	(184,443)	52,565	31,263
Items that may be subject to transfer to income statement [Abstract]
Change in fair value of cash flow hedges	147	(13,666)	7,213
Net income/(expenses) recognized directly in equity	147	(13,666)	7,213
Cash flow hedges	(328)	(32)	2,321
Transfer to income statement	(328)	(32)	2,321
Other comprehensive income/(loss)	(181)	(13,698)	9,534
Total comprehensive income/(loss) for the year	$ (184,624)	$ 38,867	$ 40,797